Note 15 - Income Tax (Details Textual) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Tax income (expense)	$ 9,011,367	$ (0)
Deferred tax benefit	6,780,491
Deferred tax liabilities	9,867,859	0
Deductible temporary differences for which no deferred tax asset is recognised	2,143,441	27,657,137
Non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	29,170,000	$ 26,295,000
Investment in GRC [member]
Statement Line Items [Line Items]
Deferred tax liabilities	$ 9,867,859